Cover	Mar. 11, 2021	Nov. 05, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Mar. 11, 2021
Entity Registrant Name		GOLDEN ENTERTAINMENT, INC.
Entity Incorporation, State or Country Code		MN
Entity File Number		000-24993
Entity Tax Identification Number		41-1913991
Entity Address, Address Line One		6595 S Jones Boulevard
Entity Address, City or Town		Las Vegas
Entity Address, State or Province		NV
Entity Address, Postal Zip Code		89118
City Area Code		702
Local Phone Number		893-7777
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		GDEN
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001071255
Amendment Flag		false